FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	£ 35,395	£ 58,917
Financial liabilities, at fair value	17,533	28,641
Adjustments for gains (losses) on change in fair value of derivatives	20	21
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial liabilities, at fair value	7,531	7,085
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	419	533
Derivative financial assets, carried at fair value	8,494	11,293
Derivative financial liabilities carried at fair value	9,831	10,911
The Bank [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	36,501	59,482
Financial liabilities, at fair value	21,908	32,265
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative financial assets, carried at fair value	13,638	15,431
Derivative financial liabilities carried at fair value	14,211	14,546
Excluding Derivatives [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Financial assets, at fair value	26,901	47,624
Financial liabilities, at fair value	£ 7,702	£ 17,730
CVA [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £32 million.
Increase (decrease) in loss given default	10.00%
Increase decrease In Valuation Adjustment	£ 32
DVA [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in the CDS spread would lead to an increase in the DVA of £14 million to £19 million.
Increase (decrease) in credit default swap	1.00%
DVA [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 14
DVA [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 19
Valuation adjustment [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A one per cent rise in interest rates would lead to a £52 million fall in the overall valuation adjustment to £84 million.
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Valuation adjustment [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ (52)
Valuation adjustment [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Increase decrease In Valuation Adjustment	£ 84
Funding Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £11 million.
Increase decrease In Valuation Adjustment	£ 11
Increase (decrease) in cost of funds	0.10%
Residential Mortgage Backed Securities [Member] | The Group [member] | Bottom of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	2 years
Residential Mortgage Backed Securities [Member] | The Group [member] | Top of range [member]
FINANCIAL INSTRUMENTS (Details) [Line Items]
Debt Instrument, Term	5 years